American Century Investments®
Quarterly Portfolio Holdings
American Century® Diversified Municipal Bond ETF (TAXF)
November 30, 2019

American Century Diversified Municipal Bond ETF - Schedule of Investments
NOVEMBER 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 98.2%
Alabama — 3.3%
Black Belt Energy Gas District Rev., VRDN, 4.00%, 12/1/23	535,000	578,865
Southeast Alabama Gas Supply District Rev., VRDN, 4.00%, 4/1/24	395,000	429,353
Tuscaloosa County Industrial Development Authority Rev., (Hunt Refining Co.), 5.25%, 5/1/44(1)	100,000	115,138
		1,123,356
Arizona — 7.3%
Arizona Department of Transportation State Highway Fund Rev., 5.00%, 7/1/29	120,000	138,861
Arizona Industrial Development Authority Rev., 3.625%, 5/20/33	199,726	220,494
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/27 (BAM)	400,000	485,960
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence, Inc.), 5.00%, 7/1/54(1)	60,000	61,447
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(1)(2)	200,000	223,872
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/38	750,000	923,985
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 4.00%, 10/1/23(1)	440,000	443,916
		2,498,535
California — 3.7%
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/38(1)	240,000	283,594
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/47	100,000	102,891
Golden State Tobacco Securitization Corp. Rev., 5.25%, 6/1/47	100,000	103,507
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(1)	100,000	114,904
Palomar Health GO, 5.00%, 8/1/27	545,000	658,959
		1,263,855
Colorado — 1.2%
City & County of Denver Rev., (United Airlines, Inc.), 5.00%, 10/1/32	180,000	196,508
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/23	100,000	109,706
Denver Urban Renewal Authority Tax Allocation, 5.25%, 12/1/39(1)	100,000	106,979
		413,193
Connecticut — 2.7%
State of Connecticut GO, 5.00%, 4/15/34	750,000	931,147
Florida — 10.8%
Alachua County Health Facilities Authority Rev., (Shands Teaching Hospital & Clinics Obligated Group), VRDN, 5.00%, 12/1/26	250,000	297,695
Florida Development Finance Corp. Rev., (Virgin Trains USA Florida LLC), VRDN, 6.50%, 1/1/29(1)	100,000	94,623
Florida Governmental Utility Authority Rev., 4.00%, 10/1/40 (AGM)	250,000	286,042
Greater Orlando Aviation Authority Rev., 5.00%, 10/1/33	180,000	216,436
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/39(1)	550,000	605,055
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	585,000	664,127
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/30	300,000	379,305
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	150,000	178,751
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	125,000	145,449
School District of Broward County COP, 5.00%, 7/1/23	350,000	396,133
State of Florida GO, 5.00%, 6/1/21	420,000	444,213
		3,707,829

Hawaii — 0.8%
City & County Honolulu Wastewater System Rev., 4.00%, 7/1/32	250,000	277,625
Illinois — 11.4%
Chicago GO, 5.00%, 1/1/40	280,000	286,972
Chicago GO, 5.50%, 1/1/49	100,000	118,166
Chicago Board of Education GO, 5.00%, 12/1/34	280,000	320,191
Chicago Board of Education GO, 5.00%, 12/1/42	60,000	63,430
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/33	750,000	951,465
Illinois Finance Authority, 5.00%, 11/1/49(2)	200,000	210,510
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	325,000	376,935
State of Illinois GO, 5.00%, 11/1/21	440,000	464,112
State of Illinois GO, 5.00%, 11/1/29	180,000	205,005
State of Illinois GO, 5.00%, 10/1/30	600,000	693,516
State of Illinois GO, 5.00%, 10/1/33	200,000	229,084
		3,919,386
Iowa — 0.9%
Iowa Finance Authority Rev., (Iowa Fertilizer Co. LLC), 3.125%, 12/1/22	100,000	101,298
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	200,000	223,874
		325,172
Kentucky — 1.9%
Kentucky Bond Development Corp. Rev., 5.00%, 9/1/38	250,000	300,960
Kentucky Public Energy Authority Rev., VRDN, 4.00%, 1/1/25	315,000	348,116
		649,076
Louisiana — 2.8%
Greater Ouachita Water Co. Rev., 4.00%, 9/1/30 (BAM)	100,000	115,398
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/48 (AGM)	250,000	296,770
Shreveport Water & Sewer Rev., 4.00%, 12/1/44 (AGM)	450,000	496,674
St. John the Baptist Rev., (Marathon Oil Corp.), VRDN, 2.00%, 4/1/23	50,000	50,014
		958,856
Maryland — 3.4%
Brunswick Special Tax, 5.00%, 7/1/36	100,000	111,824
State of Maryland GO, 5.00%, 8/1/27	650,000	821,593
State of Maryland Department of Transportation Rev., 5.00%, 2/1/22	200,000	216,562
		1,149,979
Massachusetts — 0.9%
Massachusetts GO, 5.00%, 5/1/25	250,000	299,395
Michigan — 2.0%
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/23 (AGM)	350,000	391,566
Michigan Finance Authority Rev., (Trinity Health Corp. Obligated Group), 5.00%, 12/1/47	280,000	304,097
		695,663
Nebraska — 0.7%
Omaha Public Power District Rev., 5.00%, 2/1/23	200,000	223,906
Nevada — 1.6%
Clark County Department of Aviation Rev., 5.00%, 7/1/21	140,000	148,221
State of Nevada Highway Improvement Rev., 4.00%, 12/1/33	350,000	401,544
		549,765
New Jersey — 6.3%
New Jersey Economic Development Authority Rev., 5.50%, 6/15/30	260,000	309,878
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/22	440,000	477,836
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/28	250,000	299,995

New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/32	350,000	410,119
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/33	150,000	175,271
New Jersey Turnpike Authority Rev., 5.00%, 1/1/48	150,000	181,623
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/46	280,000	309,574
		2,164,296
New Mexico — 2.6%
New Mexico Hospital Equipment Loan Council Rev., (Haverland Carter Lifestyle Obligated Group), 2.25%, 7/1/23	100,000	100,091
New Mexico Municipal Energy Acquisition Authority Rev., VRDN, 5.00%, 5/1/25 (LIQ FAC: Royal Bank of Canada)	500,000	584,045
Santa Fe Rev., (El Castillo Retirement Residences Obligated Group), 2.625%, 5/15/25	200,000	200,244
		884,380
New York — 8.4%
Metropolitan Transportation Authority Rev., 5.00%, 9/1/22	500,000	548,295
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/40	250,000	283,262
New York City Water & Sewer System Rev., 5.00%, 6/15/25	500,000	573,995
New York Liberty Development Corp. Rev., (3 World Trade Center LLC), 5.00%, 11/15/44(1)	180,000	198,884
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35	290,000	394,977
New York State Environmental Facilities Corp. Rev., (New York City Municipal Water Finance Authority), 5.00%, 6/15/33	75,000	96,200
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 5.00%, 8/1/26 (GA: American Airlines Group)	655,000	686,997
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	100,000	112,242
		2,894,852
North Carolina — 1.8%
State of North Carolina Rev., 5.00%, 5/1/25	250,000	298,960
State of North Carolina Rev., 5.00%, 3/1/34	250,000	314,540
		613,500
Ohio — 1.5%
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/42	360,000	406,498
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	100,000	111,799
		518,297
Oklahoma — 0.9%
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.50%, 8/15/57	250,000	297,398
Oregon — 0.3%
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	100,000	113,322
Pennsylvania — 3.0%
Commonwealth Financing Authority Rev., 5.00%, 6/1/25	35,000	41,257
Pennsylvania GO, 5.00%, 7/1/20	400,000	408,908
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/46	180,000	208,397
School District of Philadelphia GO, 5.00%, 9/1/20	350,000	359,688
		1,018,250
South Carolina — 0.3%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.25%, 11/1/40	100,000	100,318
Tennessee — 0.6%
Tennessee Energy Acquisition Corp. Rev., VRDN, 4.00%, 11/1/25	185,000	206,038
Texas — 8.9%
Arlington Higher Education Finance Corp. Rev., 5.00%, 8/15/29(2)	400,000	508,624
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	100,000	116,329
Clifton Higher Education Finance Corp. Rev., (International American Education Federation, Inc.), 6.125%, 8/15/48	50,000	55,904
Houston GO, 5.00%, 3/1/29	300,000	383,871
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27	240,000	264,876

North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/26	420,000	481,081
San Antonio Water System Rev., 4.00%, 5/15/34	250,000	290,915
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/31	250,000	322,697
University of Texas System Rev., 5.00%, 8/15/34	500,000	639,205
		3,063,502
Virginia — 0.6%
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	200,000	221,422
Washington — 6.9%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	365,000	461,729
Port of Seattle Rev., 5.00%, 4/1/36	350,000	428,249
State of Washington GO, 5.25%, 2/1/22	375,000	408,053
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRDN, 5.00%, 8/1/26	300,000	355,074
Washington Health Care Facilities Authority Rev., (Providence State Joseph Health Obligated Group), 5.00%, 10/1/33	650,000	712,725
		2,365,830
Wisconsin — 0.7%
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	25,000	26,683
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	75,000	90,995
Public Finance Authority Rev., (Guilford College), 5.00%, 1/1/38	105,000	118,359
		236,037
TOTAL MUNICIPAL SECURITIES (Cost $32,751,503)		33,684,180
TEMPORARY CASH INVESTMENTS — 3.3%
Morgan Stanley Institutional Liquidity Funds Tax-Exempt Portfolio, Institutional Share Class (Cost $1,151,295)	1,151,180	1,151,180
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $33,902,798)		34,835,360
OTHER ASSETS AND LIABILITIES — (1.5)%		(521,406)
TOTAL NET ASSETS — 100.0%		$34,313,954

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
PSF-GTD	-	Permanent School Fund Guaranteed
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $2,496,517, which represented 7.3% of total net assets.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Municipal Securities	—	33,684,180	—
Temporary Cash Investments	1,151,180	—	—
	1,151,180	33,684,180	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.